Consolidated Statements of Stockholders’ Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2014	$ 100,000	$ 2,047,600	$ 209,165	$ (57,714)	$ 2,299,051
Balance, shares at Dec. 31, 2014	250,000,000
Common shares issued for cash
Common shares issued for cash, shares
Foreign currency translation adjustments				(101,758)	(101,178)
Net loss			6,229		6,229
Balance at Dec. 31, 2015	$ 100,000	2,047,600	215,394	(159,472)	2,203,522
Balance, shares at Dec. 31, 2015	250,000,000
Acquisition of subsidiaries		(1,673,101)			(1,673,101)
Foreign currency translation adjustments				39,156	39,156
Net loss			129,825		129,825
Balance at Dec. 31, 2016	$ 100,000	$ 374,499	$ 345,219	$ (120,316)	$ 699,402
Balance, shares at Dec. 31, 2016	250,000,000